Inventories - Schedule of Inventory (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Raw materials	$ 86,089	$ 86,877
Work in progress	23,211	11,663
Finished goods	102,674	96,895
Inventories, gross	211,974	195,435
Obsolescence reserve	(42,767)	(33,645)	$ (39,885)	$ (26,911)
Inventories, net	$ 169,207	$ 161,790